Class A Common Stock Subject to Possible Redemption	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Class A Common Stock Subject to Possible Redemption
Note 6—Class A Common Stock Subject to Possible Redemption
The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2021, there were 34,500,000 shares of Class A common stock outstanding, all of which were subject to possible redemption and are therefore classified outside of permanent equity in the consolidated balance sheets.
The Class A common
stock
subject to possible redemption reflected on the consolidated balance sheets is reconciled in the following table:

Gross proceeds	$345,000,000
Less:
Fair value of Public Warrants at issuance	(13,627,500)
Offering costs allocated to Class A common stock subject to possible redemption	(24,861,801)
Plus:
Remeasurement on Class A common stock subject to possible redemption amount	38,489,301

Class A common stock subject to possible redemption	$345,000,000